Borrowing facilities - Schedule of undrawn committed borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 6,503	£ 6,914
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	42	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	4,361	936
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	2,100	4,373
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	1,605
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 0